Events after the reporting date	6 Months Ended
Jun. 30, 2023
Events after the reporting date

11.	Events after the reporting date

On 5 July 2023, and in an effort to bring the ADS price into compliance with NASDAQ’s minimum bid price per share requirement, we effected a ratio change in the number of Ordinary Shares represented by our ADSs from five Ordinary Shares per ADS to 400 Ordinary Shares per ADS.